Borrowing and Credit Agreements	12 Months Ended
Dec. 31, 2017
Borrowings and Credit Agreements
Borrowing and Credit Agreements

5Borrowings and Credit Agreements

The following table is a summary of the Company’s borrowings as of December 31:

In millions	2017	2016
Short-term debt
Commercial paper	$1,276	$1,874

Long-term debt
1.9% senior notes due 2018	2,250	2,250
2.25% senior notes due 2018	1,250	1,250
2.25% senior notes due 2019	850	850
2.8% senior notes due 2020	2,750	2,750
2.125% senior notes due 2021	1,750	1,750
4.125% senior notes due 2021	550	550
2.75% senior notes due 2022	1,250	1,250
3.5% senior notes due 2022	1,500	1,500
4.75% senior notes due 2022	399	399
4% senior notes due 2023	1,250	1,250
3.375% senior notes due 2024	650	650
5% senior notes due 2024	299	299
3.875% senior notes due 2025	2,828	2,828
2.875% senior notes due 2026	1,750	1,750
6.25% senior notes due 2027	372	372
3.25% senior exchange debentures due 2035	1	1
4.875% senior notes due 2035	652	652
6.125% senior notes due 2039	447	447
5.75% senior notes due 2041	133	133
5.3% senior notes due 2043	750	750
5.125% senior notes due 2045	3,500	3,500
Capital lease obligations	670	648
Other	43	23
Total debt principal	27,170	27,726
Debt premiums	28	33
Debt discounts and deferred financing costs	(196)	(228)
	27,002	27,531
Less:
Short-term debt (commercial paper)	(1,276)	(1,874)
Current portion of long-term debt	(3,545)	(42)
Long-term debt	$22,181	$25,615

The Company had approximately $1.3 billion of commercial paper outstanding at a weighted average interest rate of 2.0% as of December 31, 2017. The Company had approximately $1.9 billion of commercial paper outstanding at a weighted average interest rate of 1.22% as of December 31, 2016. In connection with its commercial paper program, the Company maintains a $1.0 billion 364-day unsecured back-up credit facility, which expires on May 17, 2018, a $1.25 billion, five-year unsecured back-up credit facility, which expires on July 24, 2019, a $1.25 billion, five-year unsecured back-up credit facility, which expires on July 1, 2020, and a $1.0 billion, five-year unsecured back-up credit facility, which expires on May 18, 2022. The credit facilities allow for borrowings at various rates that are dependent, in part, on the Company’s public debt ratings and require the Company to pay a weighted average quarterly facility fee of approximately 0.02%, regardless of usage. As of December 31, 2017 and 2016, there were no borrowings outstanding under the back-up credit facilities.

On December 3, 2017, in connection with the proposed acquisition of Aetna, the Company entered into a $49.0 billion unsecured bridge loan facility. The Company paid approximately $221 million in fees upon entering into the agreement. The fees were capitalized in other current assets and will be amortized as interest expense over the period the bridge facility is outstanding. The bridge loan facility was reduced to $44.0 billion on December 15, 2017 upon the Company entering into a $5.0 billion term loan agreement. The Company recorded $56 million of amortization of the bridge loan facility fees during the three months and year ended December 31, 2017, which was recorded in interest expense. On December 15, 2017, in connection with the proposed acquisition of Aetna, the Company entered into a $5.0 billion unsecured term loan agreement. The term loan facility under the term loan agreement consists of a $3.0 billion three-year tranche and a $2.0 billion five-year tranche. The term loan facility allows for borrowings at various rates that are dependent, in part, on the Company’s debt ratings and require the Company to pay a weighted average quarterly commitment fee, regardless of usage.

On January 3, 2017, the Company entered into a $2.5 billion revolving credit facility. The credit facility allows for borrowings at various rates that are dependent, in part, on the Company’s debt ratings and require the Company to pay a weighted average quarterly facility fee of approximately 0.03%, regardless of usage. The Company terminated the credit facility in May 2017.

On May 16, 2016, the Company issued $1.75 billion aggregate principal amount of 2.125% unsecured senior notes due June 1, 2021 and $1.75 billion aggregate principal amount of 2.875% unsecured senior notes due June 1, 2026 (collectively, the “2016 Notes”) for total proceeds of approximately $3.5 billion, net of discounts and underwriting fees. The 2016 Notes pay interest semi-annually and may be redeemed, in whole at any time, or in part from time to time, at the Company’s option at a defined redemption price plus accrued and unpaid interest to the redemption date. The net proceeds of the 2016 Notes were used for general corporate purposes and to repay certain corporate debt.

On May 16, 2016, the Company announced tender offers for (1) any and all of its 5.75% Senior Notes due 2017, its 6.60% Senior Notes due 2019 and its 4.75% Senior Notes due 2020 (collectively, the “Any and All Notes”) and (2) up to $1.5 billion aggregate principal amount of its 6.25% Senior Notes due 2027, its 6.125% Senior Notes due 2039, its 5.75% Senior Notes due 2041, the 5.00% Senior Notes due 2024 issued by its wholly-owned subsidiary, Omnicare, Inc. (“Omnicare”), the 4.75% Senior Notes due 2022 issued by Omnicare, its 4.875% Senior Notes due 2035 and its 3.875% Senior Notes due 2025 (collectively, the “Maximum Tender Offer Notes” and together with the Any and All Notes, the “Notes”). On May 31, 2016, the Company increased the aggregate principal amount of the tender offers for the Maximum Tender Offer Notes to $2.25 billion. The Company purchased approximately $835 million aggregate principal amount of the Any and All Notes and $2.25 billion aggregate principal amount of the Maximum Tender Offer Notes pursuant to the tender offers, which expired on June 13, 2016. The Company paid a premium of $486 million in excess of the debt principal in connection with the purchase of the Notes, wrote off $50 million of unamortized deferred financing costs and incurred $6 million in fees, for a total loss on the early extinguishment of debt of $542 million which was recorded in income from continuing operations in the consolidated statement of income for the year ended December 31, 2016.

On June 27, 2016, the Company notified the holders of the remaining Any and All Notes that the Company was exercising its option to redeem the outstanding Any and All Notes pursuant to the terms of the Any and All Notes and the Indenture dated as of August 15, 2006, between the Company and The Bank of New York Mellon Trust Company, N.A. Approximately $1.1 billion aggregate principal amount of Any and All Notes was redeemed on July 27, 2016. The Company paid a premium of $97 million in excess of the debt principal and wrote off $4 million of unamortized deferred financing costs, for a total loss on early extinguishment of debt of $101 million during the year ended December 31, 2016.

The Company recorded a total loss on the early extinguishment of debt of $643 million which was recorded in the income from continuing operations in the consolidated statement of income for the year ended December 31, 2016.

On May 20, 2015, in connection with the acquisition of Omnicare, the Company entered into a $13 billion unsecured bridge loan facility. The Company paid approximately $52 million in fees in connection with the facility. The fees were capitalized and amortized as interest expense over the period the bridge facility was outstanding. The bridge loan facility expired on July 20, 2015 upon the Company’s issuance of unsecured senior notes with an aggregate principal of $15 billion as discussed below. The bridge loan facility fees became fully amortized in July 2015.

On July 20, 2015, the Company issued an aggregate of $2.25 billion of 1.9% unsecured senior notes due 2018 (“2018 Notes”), an aggregate of $2.75 billion of 2.8% unsecured senior notes due 2020 (“2020 Notes”), an aggregate of $1.5 billion of 3.5% unsecured senior notes due 2022 (“2022 Notes”), an aggregate of $3 billion of 3.875% unsecured senior notes due 2025 (“2025 Notes”), an aggregate of $2 billion of 4.875% unsecured senior notes due 2035 (“2035 Notes”), and an aggregate of $3.5 billion of 5.125% unsecured senior notes due 2045 (“2045 Notes” and, together with the 2018 Notes, 2020 Notes, 2022 Notes, 2025 Notes and 2035 Notes, the “Notes”) for total proceeds of approximately $14.8 billion, net of discounts and underwriting fees. The Notes pay interest semi-annually and contain redemption terms which allow or require the Company to redeem the Notes at a defined redemption price plus accrued and unpaid interest at the redemption date. The net proceeds of the Notes were used to fund the Omnicare acquisition and the acquisition of the pharmacies and clinics of Target. The remaining proceeds were used for general corporate purposes.

Upon the closing of the Omnicare acquisition in August 2015, the Company assumed the long-term debt of Omnicare that had a fair value of approximately $3.1 billion, $2.0 billion of which was previously convertible into Omnicare shares that holders were able to redeem subsequent to the acquisition. During the period from August 18, 2015 to December 31, 2015, all but $5 million of the $2.0 billion of previously convertible debt was redeemed and repaid and approximately $0.4 billion in Omnicare term debt assumed was repaid for total repayments of Omnicare debt of approximately $2.4 billion in 2015.

The remaining principal of the Omnicare debt assumed was comprised of senior unsecured notes with an aggregate principal amount of $700 million ($400 million of 4.75% senior notes due 2022 and $300 million of 5% senior notes due 2024). In September 2015, the Company commenced exchange offers for the 4.75% senior notes due 2022 and the 5% senior notes due 2024 to exchange all validly tendered and accepted notes issued by Omnicare for notes to be issued by the Company. This offer expired on October 20, 2015 and the aggregate principal amounts of $388 million of the 4.75% senior notes due 2022 and $296 million of the 5% senior notes due 2024 were validly tendered and exchanged for notes issued by the Company. The Company recorded this exchange transaction as a modification of the original debt instruments. Consequently, no gain or loss on extinguishment was recognized in the Company’s consolidated income statement as a result of this exchange transaction and the issuance costs of the new debt were expensed as incurred.

The back-up credit facilities and unsecured senior notes contain customary restrictive financial and operating covenants. The covenants do not materially affect the Company’s financial or operating flexibility. As of December 31, 2017, the Company is in compliance with all debt covenants.

The following is a summary of the Company’s required principal debt repayments due during each of the next five years and thereafter, as of December 31, 2017:

In millions
2018	$4,821
2019	873
2020	2,775
2021	2,327
2022	3,178
Thereafter	13,196
Total	$27,170